Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Share Capital [Line Items]
Share Capital

6.      Share Capital

Authorized and Issued

The Company has two classes of shares, being its Common Shares and Class B Preferred Shares. The authorized and issued share capital of the Company is as follows:

	Authorized	Issued and Outstanding
Common Shares	Unlimited, with no par value	170,827,222
Class B Preferred Shares	Unlimited, with no par value	440,000

Class B Preferred Shares are non-dividend earning and include voting rights similar to Common Shares. However, if any dividend is declared on Common Shares, the Company is required to concurrently declare and pay dividend on Class B Preferred Shares in the amount per share equal to the dividend per share paid on the Common shares. These Class B Preferred Shares rank ahead of Common Shares in the event of liquidation and are subject to automatic conversion to Common Shares on the basis of 1 Class B Preferred Share to 1 Common Share upon completion of the Business Combination (Note 1) or any other change in control transaction.

Continuity of Share Capital

Common Shares	Number	Amount $
Balance – December 31, 2019	141,063,316	79,824,445
Private placement	5,659,920	20,375,712
Financing cost incurred – Cash	—	(28,089)
Financing cost incurred – Stock options-based payments	—	(396,568)
Issued for TOML acquisition (Note 3)	7,777,777	27,999,997
Issued for services	6,907,121	24,865,637
Exercise of stock options	2,250,000	1,790,157
Balance – December 31, 2020	163,658,134	154,431,291
Issued for services (Note 4)	3,672,267	25,711,869
Exercise of stock options	3,446,821	8,257,763
Conversion of debentures	50,000	500,000
Balance – June 30, 2021	170,827,222	188,900,923
Class B Preferred Shares	Number	Amount $
Balance — December 31, 2020 and June 30, 2021	440,000	550,000

Fiscal 2021 Activity

The Company issued 3,666,267 Common Shares to Maersk for services valued at $7.00 per share (Note 4). The Company estimated the fair value of common stock based on observable transactions in the Company’s common stock and by applying a probability-weighted approach to various outcomes. The approach involves estimates, judgments and assumptions that are highly complex and subjective. Changes in any or all of these estimates and assumptions, or the relationships between these assumptions, impact the Company’s valuation of its common stock as of each valuation date which may have a material impact on the valuation of the Company’s common stock and equity awards for accounting purposes.

During the period ended June 30, 2021, option holders exercised 3,446,821 stock options for total proceeds of $2,563,156 at a weighted average exercise price of $0.74 per share.

On February 18, 2021, convertible debentures with a principal amount of $500,000 were converted into 50,000 common shares of the Company.

9. Share Capital

Authorized and Issued

The Company has two classes of shares, being its Common Shares and Class B Preferred Shares. The authorized and issued share capital of the Company is as follows:

	Authorized	Issued and Outstanding
Common Shares	Unlimited, with no par value	163,658,134
Class B Preferred Shares	Unlimited, with no par value	440,000

Class B Preferred Shares are non-dividend earning and include voting rights similar to Common Shares. However, if any dividend is declared on Common Shares, the Company is required to concurrently declare and pay dividend on Class B Preferred Shares in the amount per share equal to the dividend per share paid on the Common shares. These Class B Preferred Shares rank ahead of Common Shares in the event of liquidation and are subject to automatic conversion to Common Shares on the basis of 1 Class B Preferred Share to 1 Common Share in the event of the Company closing a qualified Initial Public Offering of its Common Shares or if the Company undertakes a business combination, which results in the holders of the Common Shares of the Company holding securities of another entity.

The Class B Preferred Shares were issued in September 2016 at $1.25 per share. These shares had a condition that if, within 36 months after their issuance, the Company issued additional Common Shares for consideration in cash that was less than the issue price of the Class B Preferred Shares (“Subsequent Financing Securities”), each holder of a Class B Preferred Share had the right to acquire Common Shares at an issue price of $0.05 per share, for such number of Common Shares as would be required to lower the average acquisition cost of the holder’s Class B Preferred Shares and such Common Shares to the purchase price of the Subsequent Financing Securities. The Class B Preferred Shareholders exercised this right and purchased 314,285 Common Shares of the Company for total proceeds of $15,714.

Continuity of Share Capital

Common Shares	Number	Amount $
Balance – December 31, 2018	122,210,059	40,350,123
Private placement	10,185,811	26,158,504
Financing cost incurred – Cash	—	(2,079)
Financing cost incurred – Stock options-based payments (Note 10)	—	(1,584,657)
Issued for services	8,167,446	14,270,606
Exercise of stock options	500,000	631,948
Balance – December 31, 2019	141,063,316	79,824,445
Private placement	5,659,920	20,375,712
Financing cost incurred – Cash	—	(28,089)
Financing cost incurred – Stock options-based payments (Note 10)	—	(396,568)
Issued for TOML acquisition	7,777,777	27,999,997
Issued for services	6,907,121	24,865,637
Exercise of stock options	2,250,000	1,790,157
Balance – December 31, 2020	163,658,134	154,431,291
Class B Preferred Shares	Number	Amount $
Balance – December 31, 2018, 2019 and 2020	440,000	550,000

Fiscal 2020 Activity — Shares

During the year ended December 31, 2020, the Company issued 5,659,920 Common shares in private placements for total proceeds of $20,375,712. Total cash financing cost incurred by the Company in conjunction with the financings amounted to $28,089.

The Company issued 2,777,778 and 4,096,010 Common Shares to Allseas and Maersk, respectively, for services (Note 8). The Company issued and additional 33,333 Common Shares for services to an arm’s length party. Such Common Shares were valued at $3.60 per share based on the pricing of the recent private placements.

During the year ended December 31, 2020 option holders exercised 2,250,000 (2019 – 500,000) stock options for total proceeds of $919,465 (2019 – $350,000) at a weighted average exercise price of $0.41 (2019 – $0.70) per share.

Fiscal 2019 Activity — Shares

During the year ended December 31, 2019, the Company issued 3,519,143 Common shares in private placements at $1.75 per Common Share for total proceeds of $6,158,500. The Company also issued 6,666,668 common shares to Allseas pursuant to the strategic alliance agreement (Note 8) to additional proceeds of $20 million. Total cash financing cost incurred by the Company in conjunction with the financings amounted to $2,079.

The Company further issued 8,167,446 Common Shares for services to Maersk (Note 8) and 500,000 Common shares were issued upon exercise of incentive stock options at a price of $0.70 for total proceeds of $350,000.